Inventory - Summary of Inventories (Detail) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Inventory Disclosure [Abstract]
Raw materials	$ 420	$ 289	$ 373
Finished goods	865	615	660
Inventories	$ 1,285	$ 904	$ 1,033